Interests in Associates - Aggregate Financial Information of Individually Immaterial Associates (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
The Group's share of profit of these associates	¥ 2,104	¥ 877	¥ 91
The Group's share of other comprehensive income of these associates	1,118	(922)
Aggregate carrying amount of interests in these associates in the consolidated financial statements of the Group	38,051	35,726
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
The Group's share of profit of these associates	14	36
The Group's share of other comprehensive income of these associates		2
The Group's share of total comprehensive income of these associates	14	38
Aggregate carrying amount of interests in these associates in the consolidated financial statements of the Group	¥ 863	¥ 611